Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,973	$ 16,133	$ 16,462	$ 20,819	$ 16,469	$ 12,699	$ 11,128	$ 11,114	$ 9,383	$ 9,155	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,964	16,125	16,454	20,965	16,710	12,981	11,463	11,531	9,811	9,646	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,997	17,703	17,998	22,684	17,881	13,736	11,988	11,928	10,029	9,749	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,662	16,732	17,117	21,703	17,213	13,305	11,688	11,702	9,905	9,691	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,823	17,577	17,877	22,540	17,773	13,664	11,934	11,884	10,007	9,743	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 21,733	17,506	17,827	22,488	17,744	13,650	11,930	11,884	10,007	9,743	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	19,234	19,326	24,236	18,229	14,230	12,654	12,206	10,332	9,990	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	19,234	19,326	24,236	18,229	14,230	12,654	12,206	10,332	9,990	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	19,234	19,326	24,236	18,229	14,230	12,654	12,206	10,332	9,990	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	19,234	19,326	24,236	18,229	14,230	12,654	12,206	10,332	9,990	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	19,234	19,326	24,236	18,229	14,230	12,654	12,206	10,332	9,990	10,000
ICE BofA U.S. Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Convertible Index
Account Value	$ 23,267	$ 19,234	$ 19,326	$ 24,236	$ 18,229	$ 14,230	$ 12,654	$ 12,206	$ 10,332	$ 9,990	$ 10,000